Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment Disclosure
Total impairment charges	$ 5,841	$ 9,832	$ 9,594
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member]
Impairment Disclosure
Fair value disclosure for impairment	18,687	228,081	57,722
Total impairment charges	12,720	13,665	10,640
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member] | Net Investments In Properties [Member]
Impairment Disclosure
Fair value disclosure for impairment	5,403	85,462	17,295
Total impairment charges	4,163	7,515	2,835
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member] | Net Investments In Direct Financing Lease [Member]
Impairment Disclosure
Fair value disclosure for impairment	7,200	136,934	38,252
Total impairment charges	303	2,317	6,759
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member] | Intangible Assets [Member]
Impairment Disclosure
Fair value disclosure for impairment	1,497		949
Total impairment charges	1,375
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member] | Equity Investments in Real Estate [Member]
Impairment Disclosure
Fair value disclosure for impairment	4,587	5,685	1,226
Total impairment charges	6,879	3,833	1,046
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Discontinued Operations [Member]
Impairment Disclosure
Fair value disclosure for impairment	15,625	54,479	1,313
Total impairment charges	10,217	13,831	214
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Discontinued Operations [Member] | Net Investments In Properties [Member]
Impairment Disclosure
Fair value disclosure for impairment	10,598	50,614
Total impairment charges	6,609	13,341
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Discontinued Operations [Member] | Net Investments In Direct Financing Lease [Member]
Impairment Disclosure
Fair value disclosure for impairment		2,310	1,313
Total impairment charges		41	214
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Discontinued Operations [Member] | Intangible Assets [Member]
Impairment Disclosure
Fair value disclosure for impairment	5,027	1,555
Total impairment charges	$ 3,608	$ 449